Salaries And Other Employee Expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of Salaries And Other Employee Expenses [Abstract]
Salaries and other employee expenses
6.	Salaries and other employee expenses
The average number of individuals employed by the Group during the years ended 31 December 2022, 2021, and 2020 was 858, 645, and 488
, respectively. The aggregate salary and other employee expenses incurred by the Group for these employees were as follows (in thousands):

	2022	2021	2020
Salary expense	92,082	67,433	45,904
Defined contribution plan expense (1)	10,052	7,694	5,234
Long-term incentive plan expense	5,481	17,955	18,053
Share-based payments (see Note 22)	10,317	—	—
Other employee expense	11,670	10,274	10,186
Temporary labor	5,838	6,164	3,441

	135,440	109,520	82,818

(1)
Defined contribution plan expense consists of costs incurred by the Group for employees of certain subsidiaries that are required by local laws to participate in pension schemes. These pension schemes are not sponsored or administered by the Group. Pursuant to the requirements of the schemes, the Group is required to contribute a certain percentage of its payroll costs to the pension schemes. Such contributions are charged to the consolidated statements of profit or loss and other comprehensive income or loss as they become payable in accordance with the rules of the pension schemes.

Salaries and other employee expense is included within the consolidated statements of profit or loss and other comprehensive income or loss as follows (in thousands):

	2022	2021	2020
Cost of product revenue	42,501	—	—
Research and development expenses	52,962	71,588	49,043
General and administrative expenses	39,977	37,932	33,775

Total salary and other employee expenses	135,440	109,520	82,818